PREPAYMENTS AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of Prepayments and Other current assets

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$

Receivables from third party payment service providers	504	510
Utility and service deposits	630	4,560
Deferred expense*	1,640	1,069
Loans to third parties	1,259	2,144
Deductible value-added input tax	3,535	3,263
Derivative assets	—	2,039
Others	742	703
Prepayments and other current assets	8,310	14,288

* Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.